FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012


If amended report check here:      | |                    Amendment Number:

This Amendment (Check only one):   | | is a restatement.
                                   |_| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:     Research Affiliates, LLC
          620 Newport Center Dr., Suite 900
          Newport Beach, CA 92660

13F File Number: 028-11483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel M. Harkins
Title:    Chief Legal and Compliance Officer
Phone:    (949) 325-8700

Signature, Place, and Date of Signing:

/s/ Daniel M. Harkins      Newport Beach,CA 92660  May 03, 2012
    (Signature)            [City, State]              [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.

1.   None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      18

Form 13F Information Table Value Total: $171,579
                                       (thousands)

Holdings of fewer than 10,000 shares with aggregate fair market value below $200,000 have been omitted from this report as per paragraph 10 of the Form 13F Special Instructions published by the SEC.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES IBOXX INV GR CORP BOND  COMMON STOCK    464287242   25,681   221,959 SH       SOLE                221,959
MARKET VECTORS EMERGING MARKET  COMMON STOCK    57060U522   25,517   970,960 SH       SOLE                970,960
PIMCO 15+ YR US TIPS INDEX FUN  COMMON STOCK    72201R304    4,875    75,409 SH       SOLE                 75,409
PIMCO ENHANCED SHORT MATURITY   COMMON STOCK    72201R833      715     7,079 SH       SOLE                  7,079
POWERSHARES DB COMMODITY INDEX  COMMON STOCK    73935S105   19,794   687,776 SH       SOLE                687,776
POWERSHARES FTSE RAFI  US 1500  COMMON STOCK    73935X567    3,074    45,156 SH       SOLE                 45,156
POWERSHARES DB G10 CURRENCY HA  COMMON STOCK    73935Y102   16,661   666,187 SH       SOLE                666,187
POWERSHARES EMER MKTS SOVEREIG  COMMON STOCK    73936T573   17,134   611,507 SH       SOLE                611,507
POWERSHARES FTSE RAFI  EMERGIN  COMMON STOCK    73936T763   13,642   595,219 SH       SOLE                595,219
POWERSHARES FTSE RAFI  DEV MKT  COMMON STOCK    73936T771    1,877    83,300 SH       SOLE                 83,300
POWERSHARES FTSE RAFI  DEV MKT  COMMON STOCK    73936T789    6,984   194,915 SH       SOLE                194,915
POWERSHARES S&P 500 LOW VOLATI  COMMON STOCK    73937B779    5,278   196,958 SH       SOLE                196,958
PROSHARES SHORT S&P500 ETF      COMMON STOCK    74347R503    1,490    41,678 SH       SOLE                41,678
PROSHARES SHORT QQQ ETF         COMMON STOCK    74347R602    6,319   246,470 SH       SOLE                246,470
PROSHARES SHORT 20+ YEAR TREAS  COMMON STOCK    74347X849    5,431   163,445 SH       SOLE                163,445
SPDR DOW JONES INTL REAL ESTAT  COMMON STOCK    78463X863    7,956   216,089 SH       SOLE                216,089
SPDR BARCLAYS CAPITAL EMERGING  COMMON STOCK    78464A391    6,136   194,800 SH       SOLE                194,800
SPDR DOW JONES REIT ETF         COMMON STOCK    78464A607    3,013    42,533 SH       SOLE                 42,533